Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 426,268	$ 1,170,301
Prepaid expenses and other current assets	266,237	149,725
Receivable from related party	13,910
Total current assets	706,415	1,320,026
Cash and marketable securities held in Trust Account	202,034,396	202,029,414
Interest receivable on cash and marketable securities held in the Trust Account	1,830	1,716
Other non-current assets	13,708	43,083
TOTAL ASSETS	202,756,349	203,394,239
Current liabilities
Accounts payable	63,066	84,089
Payable to related parties	15,136	5,778
Accrued liabilities	2,195,304	1,805,980
Other current liabilities	1,070	363
Total current liabilities	2,274,576	1,896,210
Deferred underwriting fee payable	8,000,000	8,000,000
Warrant liability	1,427,330	2,338,677
Total liabilities	11,701,906	12,234,887
Commitments and contingencies (Note 5)
Common stock subject to possible redemption, 18,421,231 and 18,431,618 (18,663,171 previously reported) shares as of March 31, 2021 and December 31, 2020, respectively, at a redemption value of $10.10 per share	186,054,433	186,159,342
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, value	747	746
Additional paid-in capital	9,885,571	9,780,663
Accumulated deficit	(4,886,308)	(4,781,399)
Total stockholders' equity	5,000,010	5,000,010
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY	$ 202,756,349	203,394,239
Previously Reported
Current liabilities
Total liabilities		9,896,210
Common stock subject to possible redemption, 18,421,231 and 18,431,618 (18,663,171 previously reported) shares as of March 31, 2021 and December 31, 2020, respectively, at a redemption value of $10.10 per share		188,498,028
Stockholders' equity
Common stock, value		723
Additional paid-in capital		7,728,132
Accumulated deficit		(2,728,854)
Total stockholders' equity		$ 5,000,001